Investments - The Green Organic Dutchman Holdings Ltd. (Details) - CAD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 28, 2021	Jun. 30, 2021	Jun. 30, 2020	Sep. 27, 2018
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Unrealized fair value loss recognized		$ 1,239	$ (11,955)
Marketable securities designated at FVTOCI
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Unrealized loss on changes in fair value		16,690	43,613
Derivatives and convertible debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Unrealized loss on changes in fair value		(14,100)	$ 35,099
TGOD | Marketable securities designated at FVTOCI
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Number of shares sold (in shares)			28,833,334
Proceeds from sale of common shares			$ 86,500
Average share price (in CAD per share)			$ 3.00
Loss on sale of investment			$ 115,300
Unrealized loss on changes in fair value			$ 6,700
Quoted stock price (in CAD per share)				$ 6.94
Total shareholdings (in shares)			0
Participation Right Warrants | TGOD | Derivatives and convertible debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Warrant expirations in period (in shares)			3,170,625
Unrealized fair value loss recognized			$ 600
Subscription Receipt Warrants | TGOD | Derivatives and convertible debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Quoted stock price (in CAD per share)			$ 0.065
Warrant expirations in period (in shares)	16,666,667
Unrealized fair value loss recognized		$ 1,100	$ 22,400
Fair value of financial instrument			$ 1,100